SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-based compensation) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($) Number
Number of iteration | Number	50,000
Term for non linked deposits	6 months
Fair value estimation of cash incentive valuation	$ 82
Stock based compensation	$ 43
Annual rate [Member]
Risk free rates	0.14%	[1]
Daily rate [Member]
Risk free rates	0.00058%	[1]
Daily yields volatility [Member]
Standard deviation	1.004%
Common Stock Daily yields volatility [Member]
Standard deviation	1.498%

[1]	The risk free rates used in the model are the risk free rates for 0.50 years non linked deposits, taken from "Mirvah Hogen" data base for June 2018.